Rochdale Investment Management
570 Lexington Avenue
New York, NY 10022

April 27, 2009

VIA EDGAR TRANSMISSION

Patsy Mengiste
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Rochdale Investment Trust (“the Trust”)
File Nos. 333-47415 and 811-08685

Dear Ms. Mengiste:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to your April 9, 2009 comments provided to Elaine Richards of U.S. Bancorp Fund Services, LLC, regarding the Trust’s Post-Effective Amendment (“PEA”) No. 24 to its registration statement.  PEA No. 24 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on February 26, 2009, and will become effective 60 days after filing on April 27, 2009.  The purpose of PEA No. 24 was to seek staff review of the updated disclosure with respect to the Fees and Expenses information to reflect new expense caps for each of the Trust’s portfolios.  Registrant is filing this PEA No. 26 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate, and to file any outstanding exhibits to the registration statement.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Trust’s responses to your comments are as follows:

RESPONSES TO ORAL COMMENTS RECEIVED APRIL 9, 2009

Prospectus (An Overview of Each Portfolio)

1.	In the “Overview of Each Portfolio” section for each Portfolio in the Prospectus, please include a statement describing the capitalization size for each respective Portfolio.

The Trust responds by adding the additional information as requested.

Prospectus (Fees and Expenses - Example)

2.	On page 14 of the Prospectus, please confirm that in calculating the expense “Example” table, the effect of the expense limitation agreement is only applied to the first year.

The Trust confirms that the effect of the expense limitation agreement is only applied to the first year when calculating the expenses for the “Example” table and the Trust has clarified this section to better reflect this information.

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I trust that the above response and revision adequately addresses your comments.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/Garrett R. D’Alessandro

Garrett R. D’Alessandro
President and Secretary
Rochdale Investment Trust

cc:           Laura Corsell, Esq., Montgomery McCracken Walker & Rhoads LLP